SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Sep. 17, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid				$ 4,821	$ 5,160	$ 20,268
Percentage amount of reported net income attributable to controlling interest				50.00%
Repurchase of ordinary shares, authorized amount				$ 40,000
Ordinary shares repurchased during the period				1,103,096
Stock repurchased, price paid per share excluding brokerage and transaction fees				$ 35.74
Pecentage of with withholding tax				20.00%
Amount of request of payment			$ 11,000
ILS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of request of payment			$ 38,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share	$ 0.10
Percentage amount of reported net income attributable to controlling interest	50.00%
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized		1,000,000
Number of ordinary shares registered under Plan		2,500,000		3,275,000
Options and restricted stock units outstanding				1,499,224
Ordinary shares reserved for issuance				601,593
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted				$ 4.9	$ 6.2	$ 7.2
Weighted-average grant-date fair value of options vested				$ 8.32	$ 14.18	$ 12.95
Intrinsic value of options exercised				$ 0	$ 35	$ 0
Unrecognized compensation cost				$ 2,744
Unrecognized compensation cost, weighted-average recognition period						1 year 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share				$ 0.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share				$ 0.15